SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 5,669	$ 3,254
Less: allowance for doubtful accounts	(34)	(34)
Accounts receivable, net	$ 5,635	$ 3,220